Basis of Presentation and Significant Accounting Policies - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Inventory [Line Items]
Inventories	$ 199,402	$ 201,363	$ 192,922
Bulk wine, spirits and cider
Inventory [Line Items]
Inventories	78,873	84,602
Bottled wine, spirits and cider
Inventory [Line Items]
Inventories	105,870	100,075
Bottling and Packaging Supplies
Inventory [Line Items]
Inventories	13,455	15,690	16,328
Nonwine Inventory
Inventory [Line Items]
Inventories	$ 1,204	$ 996	$ 831